Equity - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		3 Months Ended
		Sep. 30, 2022		Jul. 01, 2022		Apr. 01, 2022		Oct. 01, 2021		Jul. 02, 2021		Apr. 02, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance						$ 2,460,735		$ (421,445)		$ (425,709)		$ (396,203)
Other comprehensive income (loss) before reclassifications		$ (88,499)		$ (100,143)		(44,681)		(36,131)		4,056		(29,726)
Foreign currency translation adjustment		(97,649)		(100,143)		(44,681)
Unrealized gain on cash flow hedges		9,150
Amounts reclassified from Accumulated other comprehensive loss		1,576	[1],[2]	770	[2]	786	[2]	270	[3]	208	[3]	220	[3]
Amounts contributed by Former Parent	[4]					(59,263)
Net current period Other comprehensive loss		(86,923)		(99,373)		(103,158)		(35,861)		4,264		(29,506)
Ending balance		1,209,185						(457,306)		(421,445)		(425,709)
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(663,419)		(564,046)		(460,888)
Ending balance		(750,342)		(663,419)		(564,046)
Net Unrecognized Pension And Other Post-Retirement Benefit Cost
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(71,008)		(70,424)		(21,196)		(28,364)		(28,446)		(29,378)
Other comprehensive income (loss) before reclassifications		3,685		(1,354)		490		508		(126)		712
Foreign currency translation adjustment		3,685		(1,354)		490
Unrealized gain on cash flow hedges		0
Amounts reclassified from Accumulated other comprehensive loss		766	[1],[2]	770	[2]	786	[2]	270	[3]	208	[3]	220	[3]
Amounts contributed by Former Parent	[4]					(50,504)
Net current period Other comprehensive loss		4,451		(584)		(49,228)		778		82		932
Ending balance		(66,557)		(71,008)		(70,424)		(27,586)		(28,364)		(28,446)
Foreign Currency Translation Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(592,411)		(493,622)		(439,692)		(393,081)		(397,263)		(366,825)
Other comprehensive income (loss) before reclassifications		(108,755)		(98,789)		(45,171)		(36,639)		4,182		(30,438)
Foreign currency translation adjustment		(108,755)		(98,789)		(45,171)
Unrealized gain on cash flow hedges		0
Amounts reclassified from Accumulated other comprehensive loss		0	[1],[2]	0	[2]	0	[2]	0	[3]	0	[3]	0	[3]
Amounts contributed by Former Parent	[4]					(8,759)
Net current period Other comprehensive loss		(108,755)		(98,789)		(53,930)		(36,639)		4,182		(30,438)
Ending balance		(701,166)		(592,411)		(493,622)		$ (429,720)		$ (393,081)		$ (397,263)
Gains on Net Investment Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		0		0		0
Other comprehensive income (loss) before reclassifications		7,421		0		0
Foreign currency translation adjustment		7,421		0		0
Unrealized gain on cash flow hedges		0
Amounts reclassified from Accumulated other comprehensive loss	[2]	0	[1]	0		0
Amounts contributed by Former Parent	[4]					0
Net current period Other comprehensive loss		7,421		0		0
Ending balance		7,421		0		0
Gains on Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		0		0		0
Other comprehensive income (loss) before reclassifications		9,150		0		0
Foreign currency translation adjustment		0		0		0
Unrealized gain on cash flow hedges		9,150
Amounts reclassified from Accumulated other comprehensive loss	[2]	810	[1]	0		0
Amounts contributed by Former Parent	[4]					0
Net current period Other comprehensive loss		9,960		0		0
Ending balance		$ 9,960		$ 0		$ 0

[1]	During the three months ended September 30, 2022, the amount on this line within the Gains on Cash Flow Hedge column, is a component of Interest expense (income) and other, net. See Note 10, “Derivatives”, for additional details.
[2]	The amounts on this line within the Net Unrecognized Pension And Other Post-Retirement Benefit Cost column are included in the computation of net periodic benefit cost. See Note 8, “Benefit Plans” for additional details.
[3]	Included in the computation of net periodic benefit cost. See Note 8, “Benefit Plans” for additional details.
[4]	Includes unrecognized pension and other post-retirement costs and accumulated currency translation adjustments of certain entities which were part of the Corporate segment of the Former Parent and were transferred to ESAB Corporation in anticipation of the Separation. See Note 1, “Organization and Basis of Presentation” for more information on the entities contributed from the Former Parent.